Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
Thousands of $ For the years ended December 31	2022	2021
Cash and cash equivalents	15,503	58,498
Total cash and cash equivalents	15,503	58,498